Retirement benefit obligations - Plan assets (Details)	Dec. 31, 2024
Retirement benefits obligations
Cash	1.81%
Bonds	42.94%
Equity instruments	19.34%
Real estate	24.29%
Mortgages	10.32%
Derivatives	1.30%
Total	100.00%